Non-Current Assets - Prepayments - Summary of Non-Current Assets - Prepayments (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Prepayments	$ 466,701	$ 53,535
Total non-current prepayments	$ 466,701	$ 53,535